Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
SonicShares Global Shipping ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.12%)	14.00%
Solactive Global Shipping NTR Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.63%	12.56%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	8.37%